Net Operating Revenue - Schedule of Contract Asset Activity (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Contract Asset Activity [Abstract]
Beginning balance	R$ 1,837	R$ 4,736
Decrease from transfers to accounts receivable	(1,836)	(4,735)
Increase from changes based on work in progress	1,462	1,836
Ending balance	R$ 1,463	R$ 1,837